Investment in joint venture - After-tax amount recognized in records of AGM of joint venture (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Fair value adjustment associated with JV Transaction		$ (143,261)
Asanko Gold Mine (AGM) [Member]
Disclosure of transactions between related parties [line items]
Mineral properties, plant and equipment		(154,675)
Deferred income tax liability		34,204
Net assets derecognized	$ (120,471)	(120,471)
Accelerated accretion on long-term debt	(6,226)	(6,226)
Transaction costs directly related to JV Transaction	(200)	(200)
Fair value adjustment associated with JV Transaction	$ (126,897)	$ (126,897)